Contracts in Progress - Schedule of Contracts in Progress Information (Q2) (Details) (Parenthetical)	Jun. 30, 2020	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Plus under billings remaining on contracts, percentage	100.00%	100.00%